Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Premiums	$ 1,828	$ 1,067	$ 1,312
Universal life and investment-type product policy fees	1,956	1,639	1,380
Net investment income	3,074	3,153	2,333
Other revenues	508	503	598
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities	(42)	(103)	(552)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	(5)	53	165
Other net investment gains (losses)	82	200	(448)
Total net investment gains (losses)	35	150	(835)
Net derivative gains (losses)	1,119	58	(1,031)
Total revenues	8,520	6,570	3,757
Expenses
Policyholder benefits and claims	2,660	1,905	2,065
Interest credited to policyholder account balances	1,189	1,271	1,301
Other expenses	2,915	2,372	1,334
Total expenses	6,764	5,548	4,700
Income (loss) before provision for income tax	1,756	1,022	(943)
Provision for income tax expense (benefit)	523	303	(411)
Net income (loss)	$ 1,233	$ 719	$ (532)